Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Operating costs and expenses:
General and administrative	$ 378,434	$ 324,210	$ 311,014
Total operating costs and expenses	1,093,237	944,941	837,289
Operating loss	153,529	197,567	122,565
Interest income	66,605	44,880	30,121
Equity in earnings of subsidiaries and VIEs	(1,537)	(1,453)	(1,427)
Net income attributable to New Oriental Education & Technology Group Inc.	193,013	215,704	136,269
Parent Company [Member]
Operating costs and expenses:
General and administrative	12,963	20,435	32,208
Total operating costs and expenses	12,963	20,435	32,208
Operating loss	(12,963)	(20,435)	(32,208)
Other income	0	0	0
Interest income	2	1	49
Equity in earnings of subsidiaries and VIEs	205,974	236,138	168,428
Net income attributable to New Oriental Education & Technology Group Inc.	$ 193,013	$ 215,704	$ 136,269